UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock Short Obligations Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2025

Date of reporting period: 07/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Short Obligations Fund

Institutional Shares | BISOX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.29%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 4.77%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 4.60%.

What contributed to performance?

The Fund’s duration positioning contributed to absolute performance (duration is a measure of interest rate sensitivity). Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—also helped results. The Fund’s cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income markets, no aspect of the Fund’s positioning was a significant detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 15	$10,005	$9,986	$10,001
Sep 15	$10,010	$10,053	$10,011
Oct 15	$10,015	$10,055	$10,008
Nov 15	$10,020	$10,028	$10,007
Dec 15	$10,016	$9,996	$10,012
Jan 16	$10,023	$10,133	$10,020
Feb 16	$10,030	$10,205	$10,024
Mar 16	$10,058	$10,299	$10,033
Apr 16	$10,065	$10,338	$10,040
May 16	$10,073	$10,341	$10,041
Jun 16	$10,080	$10,527	$10,053
Jul 16	$10,098	$10,594	$10,056
Aug 16	$10,106	$10,581	$10,057
Sep 16	$10,115	$10,575	$10,066
Oct 16	$10,124	$10,494	$10,072
Nov 16	$10,133	$10,246	$10,074
Dec 16	$10,146	$10,261	$10,079
Jan 17	$10,155	$10,281	$10,086
Feb 17	$10,175	$10,350	$10,092
Mar 17	$10,176	$10,344	$10,092
Apr 17	$10,187	$10,424	$10,100
May 17	$10,207	$10,504	$10,106
Jun 17	$10,218	$10,494	$10,115
Jul 17	$10,229	$10,539	$10,126
Aug 17	$10,240	$10,634	$10,140
Sep 17	$10,251	$10,583	$10,147
Oct 17	$10,253	$10,589	$10,156
Nov 17	$10,265	$10,575	$10,164
Dec 17	$10,270	$10,624	$10,175
Jan 18	$10,274	$10,502	$10,187
Feb 18	$10,287	$10,402	$10,193
Mar 18	$10,292	$10,469	$10,207
Apr 18	$10,308	$10,391	$10,222
May 18	$10,337	$10,465	$10,240
Jun 18	$10,346	$10,452	$10,256
Jul 18	$10,366	$10,455	$10,274
Aug 18	$10,397	$10,522	$10,293
Sep 18	$10,417	$10,454	$10,307
Oct 18	$10,428	$10,372	$10,327
Nov 18	$10,450	$10,433	$10,347
Dec 18	$10,466	$10,625	$10,371
Jan 19	$10,512	$10,738	$10,394
Feb 19	$10,534	$10,732	$10,413
Mar 19	$10,570	$10,938	$10,438
Apr 19	$10,583	$10,941	$10,460
May 19	$10,617	$11,135	$10,485
Jun 19	$10,650	$11,275	$10,514
Jul 19	$10,673	$11,299	$10,534
Aug 19	$10,705	$11,592	$10,562
Sep 19	$10,725	$11,531	$10,580
Oct 19	$10,745	$11,565	$10,607
Nov 19	$10,763	$11,559	$10,619
Dec 19	$10,781	$11,551	$10,637
Jan 20	$10,810	$11,774	$10,653
Feb 20	$10,826	$11,986	$10,681
Mar 20	$10,734	$11,915	$10,736
Apr 20	$10,834	$12,127	$10,736
May 20	$10,878	$12,183	$10,734
Jun 20	$10,897	$12,260	$10,736
Jul 20	$10,916	$12,443	$10,740
Aug 20	$10,922	$12,343	$10,741
Sep 20	$10,917	$12,336	$10,743
Oct 20	$10,922	$12,281	$10,744
Nov 20	$10,926	$12,401	$10,746
Dec 20	$10,930	$12,418	$10,748
Jan 21	$10,933	$12,329	$10,749
Feb 21	$10,936	$12,151	$10,751
Mar 21	$10,928	$12,000	$10,753
Apr 21	$10,931	$12,094	$10,754
May 21	$10,944	$12,134	$10,755
Jun 21	$10,936	$12,219	$10,754
Jul 21	$10,938	$12,356	$10,755
Aug 21	$10,941	$12,332	$10,756
Sep 21	$10,943	$12,225	$10,756
Oct 21	$10,934	$12,222	$10,756
Nov 21	$10,926	$12,258	$10,756
Dec 21	$10,928	$12,227	$10,757
Jan 22	$10,909	$11,964	$10,752
Feb 22	$10,901	$11,830	$10,751
Mar 22	$10,861	$11,501	$10,747
Apr 22	$10,854	$11,065	$10,751
May 22	$10,872	$11,136	$10,763
Jun 22	$10,848	$10,962	$10,756
Jul 22	$10,882	$11,229	$10,766
Aug 22	$10,899	$10,912	$10,781
Sep 22	$10,884	$10,441	$10,798
Oct 22	$10,907	$10,305	$10,816
Nov 22	$10,955	$10,684	$10,855
Dec 22	$10,997	$10,636	$10,901
Jan 23	$11,064	$10,963	$10,938
Feb 23	$11,085	$10,680	$10,970
Mar 23	$11,122	$10,951	$11,028
Apr 23	$11,180	$11,018	$11,066
May 23	$11,220	$10,898	$11,093
Jun 23	$11,248	$10,859	$11,146
Jul 23	$11,313	$10,851	$11,192
Aug 23	$11,368	$10,782	$11,243
Sep 23	$11,401	$10,508	$11,293
Oct 23	$11,459	$10,342	$11,344
Nov 23	$11,529	$10,810	$11,403
Dec 23	$11,602	$11,224	$11,462
Jan 24	$11,652	$11,193	$11,512
Feb 24	$11,687	$11,035	$11,552
Mar 24	$11,737	$11,137	$11,604
Apr 24	$11,785	$10,856	$11,650
May 24	$11,835	$11,040	$11,705
Jun 24	$11,896	$11,144	$11,755
Jul 24	$11,969	$11,405	$11,817
Aug 24	$12,031	$11,569	$11,879
Sep 24	$12,092	$11,724	$11,940
Oct 24	$12,128	$11,433	$11,979
Nov 24	$12,162	$11,554	$12,023
Dec 24	$12,210	$11,365	$12,075
Jan 25	$12,269	$11,425	$12,118
Feb 25	$12,311	$11,676	$12,156
Mar 25	$12,358	$11,681	$12,198
Apr 25	$12,403	$11,727	$12,240
May 25	$12,449	$11,643	$12,277
Jun 25	$12,494	$11,822	$12,321
Jul 25	$12,541	$11,790	$12,361

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	4.77%	2.81%	2.29%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
ICE BofA 6-Month U.S. Treasury Bill Index...
	4.60	2.85	2.14

Key Fund statistics

Net Assets...
$1,113,134,413
Number of Portfolio Holdings...
247
Net Investment Advisory Fees...
$1,523,024
Portfolio Turnover Rate...
59%

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
42.0%
U.S. Treasury Obligations...
3.0
Asset-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.4
Short-Term Securities...
52.5
Liabilities in Excess of Other Assets...
(0.3)
Percent of Net Assets
1-7 days...
6.0%
8-14 days...
3.6
15-30 days...
1.4
31-60 days...
10.2
61-90 days...
5.4
91-120 days...
12.0
121-150 days...
2.4
>150 days...
59.0

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Effective July 23, 2025, the Fund adopted a strategy, under normal market conditions, to invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and to maintain an average duration of half a year or less.

Prior to July 23, 2025, the Fund had a strategy, under normal market conditions, to invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and to maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Institutional Shares | BISOX

Annual Shareholder Report — July 31, 2025

BISOX-07/25-AR

BlackRock Short Obligations Fund

Investor A Shares | BASOX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$51	0.50%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 4.65%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 4.60%.

What contributed to performance?

The Fund’s duration positioning contributed to absolute performance (duration is a measure of interest rate sensitivity). Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—also helped results. The Fund’s cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income markets, no aspect of the Fund’s positioning was a significant detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 15	$9,992	$9,986	$10,001
Sep 15	$10,004	$10,053	$10,011
Oct 15	$10,006	$10,055	$10,008
Nov 15	$10,009	$10,028	$10,007
Dec 15	$10,002	$9,996	$10,012
Jan 16	$10,006	$10,133	$10,020
Feb 16	$10,010	$10,205	$10,024
Mar 16	$10,036	$10,299	$10,033
Apr 16	$10,040	$10,338	$10,040
May 16	$10,046	$10,341	$10,041
Jun 16	$10,060	$10,527	$10,053
Jul 16	$10,065	$10,594	$10,056
Aug 16	$10,071	$10,581	$10,057
Sep 16	$10,077	$10,575	$10,066
Oct 16	$10,093	$10,494	$10,072
Nov 16	$10,100	$10,246	$10,074
Dec 16	$10,100	$10,261	$10,079
Jan 17	$10,107	$10,281	$10,086
Feb 17	$10,124	$10,350	$10,092
Mar 17	$10,132	$10,344	$10,092
Apr 17	$10,140	$10,424	$10,100
May 17	$10,149	$10,504	$10,106
Jun 17	$10,157	$10,494	$10,115
Jul 17	$10,166	$10,539	$10,126
Aug 17	$10,175	$10,634	$10,140
Sep 17	$10,184	$10,583	$10,147
Oct 17	$10,193	$10,589	$10,156
Nov 17	$10,203	$10,575	$10,164
Dec 17	$10,206	$10,624	$10,175
Jan 18	$10,207	$10,502	$10,187
Feb 18	$10,208	$10,402	$10,193
Mar 18	$10,221	$10,469	$10,207
Apr 18	$10,235	$10,391	$10,222
May 18	$10,252	$10,465	$10,240
Jun 18	$10,269	$10,452	$10,256
Jul 18	$10,286	$10,455	$10,274
Aug 18	$10,305	$10,522	$10,293
Sep 18	$10,322	$10,454	$10,307
Oct 18	$10,342	$10,372	$10,327
Nov 18	$10,351	$10,433	$10,347
Dec 18	$10,376	$10,625	$10,371
Jan 19	$10,409	$10,738	$10,394
Feb 19	$10,429	$10,732	$10,413
Mar 19	$10,462	$10,938	$10,438
Apr 19	$10,484	$10,941	$10,460
May 19	$10,516	$11,135	$10,485
Jun 19	$10,547	$11,275	$10,514
Jul 19	$10,557	$11,299	$10,534
Aug 19	$10,587	$11,592	$10,562
Sep 19	$10,605	$11,531	$10,580
Oct 19	$10,634	$11,565	$10,607
Nov 19	$10,640	$11,559	$10,619
Dec 19	$10,656	$11,551	$10,637
Jan 20	$10,683	$11,774	$10,653
Feb 20	$10,708	$11,986	$10,681
Mar 20	$10,615	$11,915	$10,736
Apr 20	$10,712	$12,127	$10,736
May 20	$10,754	$12,183	$10,734
Jun 20	$10,771	$12,260	$10,736
Jul 20	$10,777	$12,443	$10,740
Aug 20	$10,781	$12,343	$10,741
Sep 20	$10,784	$12,336	$10,743
Oct 20	$10,787	$12,281	$10,744
Nov 20	$10,778	$12,401	$10,746
Dec 20	$10,780	$12,418	$10,748
Jan 21	$10,781	$12,329	$10,749
Feb 21	$10,781	$12,151	$10,751
Mar 21	$10,782	$12,000	$10,753
Apr 21	$10,783	$12,094	$10,754
May 21	$10,783	$12,134	$10,755
Jun 21	$10,784	$12,219	$10,754
Jul 21	$10,784	$12,356	$10,755
Aug 21	$10,784	$12,332	$10,756
Sep 21	$10,773	$12,225	$10,756
Oct 21	$10,763	$12,222	$10,756
Nov 21	$10,763	$12,258	$10,756
Dec 21	$10,753	$12,227	$10,757
Jan 22	$10,742	$11,964	$10,752
Feb 22	$10,721	$11,830	$10,751
Mar 22	$10,690	$11,501	$10,747
Apr 22	$10,682	$11,065	$10,751
May 22	$10,697	$11,136	$10,763
Jun 22	$10,672	$10,962	$10,756
Jul 22	$10,692	$11,229	$10,766
Aug 22	$10,707	$10,912	$10,781
Sep 22	$10,701	$10,441	$10,798
Oct 22	$10,711	$10,305	$10,816
Nov 22	$10,756	$10,684	$10,855
Dec 22	$10,806	$10,636	$10,901
Jan 23	$10,859	$10,963	$10,938
Feb 23	$10,878	$10,680	$10,970
Mar 23	$10,923	$10,951	$11,028
Apr 23	$10,967	$11,018	$11,066
May 23	$11,004	$10,898	$11,093
Jun 23	$11,041	$10,859	$11,146
Jul 23	$11,091	$10,851	$11,192
Aug 23	$11,143	$10,782	$11,243
Sep 23	$11,184	$10,508	$11,293
Oct 23	$11,228	$10,342	$11,344
Nov 23	$11,294	$10,810	$11,403
Dec 23	$11,364	$11,224	$11,462
Jan 24	$11,422	$11,193	$11,512
Feb 24	$11,454	$11,035	$11,552
Mar 24	$11,501	$11,137	$11,604
Apr 24	$11,534	$10,856	$11,650
May 24	$11,593	$11,040	$11,705
Jun 24	$11,638	$11,144	$11,755
Jul 24	$11,708	$11,405	$11,817
Aug 24	$11,766	$11,569	$11,879
Sep 24	$11,823	$11,724	$11,940
Oct 24	$11,857	$11,433	$11,979
Nov 24	$11,900	$11,554	$12,023
Dec 24	$11,944	$11,365	$12,075
Jan 25	$11,987	$11,425	$12,118
Feb 25	$12,026	$11,676	$12,156
Mar 25	$12,082	$11,681	$12,198
Apr 25	$12,112	$11,727	$12,240
May 25	$12,155	$11,643	$12,277
Jun 25	$12,209	$11,822	$12,321
Jul 25	$12,253	$11,790	$12,361

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	4.65%	2.60%	2.05%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
ICE BofA 6-Month U.S. Treasury Bill Index...
	4.60	2.85	2.14

Key Fund statistics

Net Assets...
$1,113,134,413
Number of Portfolio Holdings...
247
Net Investment Advisory Fees...
$1,523,024
Portfolio Turnover Rate...
59%

Average annual total returns reflect reductions for service fees.

Performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
42.0%
U.S. Treasury Obligations...
3.0
Asset-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.4
Short-Term Securities...
52.5
Liabilities in Excess of Other Assets...
(0.3)
Percent of Net Assets
1-7 days...
6.0%
8-14 days...
3.6
15-30 days...
1.4
31-60 days...
10.2
61-90 days...
5.4
91-120 days...
12.0
121-150 days...
2.4
>150 days...
59.0

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Effective July 23, 2025, the Fund adopted a strategy, under normal market conditions, to invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and to maintain an average duration of half a year or less.

Prior to July 23, 2025, the Fund had a strategy, under normal market conditions, to invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and to maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Investor A Shares | BASOX

Annual Shareholder Report — July 31, 2025

BASOX-07/25-AR

BlackRock Short Obligations Fund

Class K Shares | BBSOX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$21	0.20%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 4.76%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the ICE BofA 6-Month U.S. Treasury Bill Index, returned 4.60%.

What contributed to performance?

The Fund’s duration positioning contributed to absolute performance (duration is a measure of interest rate sensitivity). Asset allocation—namely, positions in U.S. Treasuries, commercial paper, and investment-grade corporate bonds—also helped results. The Fund’s cash position had no material impact on performance.

What detracted from performance?

At a time of positive returns for the broader fixed-income markets, no aspect of the Fund’s positioning was a significant detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 15	$9,995	$9,986	$10,001
Sep 15	$10,010	$10,053	$10,011
Oct 15	$10,015	$10,055	$10,008
Nov 15	$10,021	$10,028	$10,007
Dec 15	$10,017	$9,996	$10,012
Jan 16	$10,024	$10,133	$10,020
Feb 16	$10,031	$10,205	$10,024
Mar 16	$10,059	$10,299	$10,033
Apr 16	$10,067	$10,338	$10,040
May 16	$10,075	$10,341	$10,041
Jun 16	$10,093	$10,527	$10,053
Jul 16	$10,100	$10,594	$10,056
Aug 16	$10,110	$10,581	$10,057
Sep 16	$10,118	$10,575	$10,066
Oct 16	$10,137	$10,494	$10,072
Nov 16	$10,147	$10,246	$10,074
Dec 16	$10,151	$10,261	$10,079
Jan 17	$10,160	$10,281	$10,086
Feb 17	$10,180	$10,350	$10,092
Mar 17	$10,192	$10,344	$10,092
Apr 17	$10,203	$10,424	$10,100
May 17	$10,214	$10,504	$10,106
Jun 17	$10,225	$10,494	$10,115
Jul 17	$10,237	$10,539	$10,126
Aug 17	$10,249	$10,634	$10,140
Sep 17	$10,261	$10,583	$10,147
Oct 17	$10,274	$10,589	$10,156
Nov 17	$10,287	$10,575	$10,164
Dec 17	$10,293	$10,624	$10,175
Jan 18	$10,297	$10,502	$10,187
Feb 18	$10,301	$10,402	$10,193
Mar 18	$10,317	$10,469	$10,207
Apr 18	$10,334	$10,391	$10,222
May 18	$10,363	$10,465	$10,240
Jun 18	$10,373	$10,452	$10,256
Jul 18	$10,393	$10,455	$10,274
Aug 18	$10,424	$10,522	$10,293
Sep 18	$10,445	$10,454	$10,307
Oct 18	$10,456	$10,372	$10,327
Nov 18	$10,479	$10,433	$10,347
Dec 18	$10,495	$10,625	$10,371
Jan 19	$10,542	$10,738	$10,394
Feb 19	$10,565	$10,732	$10,413
Mar 19	$10,590	$10,938	$10,438
Apr 19	$10,615	$10,941	$10,460
May 19	$10,650	$11,135	$10,485
Jun 19	$10,684	$11,275	$10,514
Jul 19	$10,707	$11,299	$10,534
Aug 19	$10,729	$11,592	$10,562
Sep 19	$10,750	$11,531	$10,580
Oct 19	$10,782	$11,565	$10,607
Nov 19	$10,790	$11,559	$10,619
Dec 19	$10,809	$11,551	$10,637
Jan 20	$10,839	$11,774	$10,653
Feb 20	$10,867	$11,986	$10,681
Mar 20	$10,775	$11,915	$10,736
Apr 20	$10,877	$12,127	$10,736
May 20	$10,921	$12,183	$10,734
Jun 20	$10,942	$12,260	$10,736
Jul 20	$10,951	$12,443	$10,740
Aug 20	$10,957	$12,343	$10,741
Sep 20	$10,963	$12,336	$10,743
Oct 20	$10,968	$12,281	$10,744
Nov 20	$10,973	$12,401	$10,746
Dec 20	$10,977	$12,418	$10,748
Jan 21	$10,981	$12,329	$10,749
Feb 21	$10,974	$12,151	$10,751
Mar 21	$10,977	$12,000	$10,753
Apr 21	$10,981	$12,094	$10,754
May 21	$10,984	$12,134	$10,755
Jun 21	$10,987	$12,219	$10,754
Jul 21	$10,990	$12,356	$10,755
Aug 21	$10,993	$12,332	$10,756
Sep 21	$10,985	$12,225	$10,756
Oct 21	$10,988	$12,222	$10,756
Nov 21	$10,980	$12,258	$10,756
Dec 21	$10,972	$12,227	$10,757
Jan 22	$10,964	$11,964	$10,752
Feb 22	$10,945	$11,830	$10,751
Mar 22	$10,917	$11,501	$10,747
Apr 22	$10,910	$11,065	$10,751
May 22	$10,929	$11,136	$10,763
Jun 22	$10,906	$10,962	$10,756
Jul 22	$10,930	$11,229	$10,766
Aug 22	$10,947	$10,912	$10,781
Sep 22	$10,944	$10,441	$10,798
Oct 22	$10,957	$10,305	$10,816
Nov 22	$11,006	$10,684	$10,855
Dec 22	$11,060	$10,636	$10,901
Jan 23	$11,116	$10,963	$10,938
Feb 23	$11,138	$10,680	$10,970
Mar 23	$11,187	$10,951	$11,028
Apr 23	$11,235	$11,018	$11,066
May 23	$11,276	$10,898	$11,093
Jun 23	$11,316	$10,859	$11,146
Jul 23	$11,371	$10,851	$11,192
Aug 23	$11,427	$10,782	$11,243
Sep 23	$11,472	$10,508	$11,293
Oct 23	$11,520	$10,342	$11,344
Nov 23	$11,591	$10,810	$11,403
Dec 23	$11,664	$11,224	$11,462
Jan 24	$11,715	$11,193	$11,512
Feb 24	$11,751	$11,035	$11,552
Mar 24	$11,802	$11,137	$11,604
Apr 24	$11,852	$10,856	$11,650
May 24	$11,914	$11,040	$11,705
Jun 24	$11,964	$11,144	$11,755
Jul 24	$12,039	$11,405	$11,817
Aug 24	$12,102	$11,569	$11,879
Sep 24	$12,164	$11,724	$11,940
Oct 24	$12,201	$11,433	$11,979
Nov 24	$12,248	$11,554	$12,023
Dec 24	$12,285	$11,365	$12,075
Jan 25	$12,345	$11,425	$12,118
Feb 25	$12,388	$11,676	$12,156
Mar 25	$12,436	$11,681	$12,198
Apr 25	$12,482	$11,727	$12,240
May 25	$12,530	$11,643	$12,277
Jun 25	$12,589	$11,822	$12,321
Jul 25	$12,612	$11,790	$12,361

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	4.76%	2.86%	2.35%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
ICE BofA 6-Month U.S. Treasury Bill Index...
	4.60	2.85	2.14

Key Fund statistics

Net Assets...
$1,113,134,413
Number of Portfolio Holdings...
247
Net Investment Advisory Fees...
$1,523,024
Portfolio Turnover Rate...
59%

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Maturity allocation

Asset Type	Percent of Net Assets
Corporate Bonds...
42.0%
U.S. Treasury Obligations...
3.0
Asset-Backed Securities...
1.7
Foreign Agency Obligations...
0.7
Municipal Bonds...
0.4
Short-Term Securities...
52.5
Liabilities in Excess of Other Assets...
(0.3)
Percent of Net Assets
1-7 days...
6.0%
8-14 days...
3.6
15-30 days...
1.4
31-60 days...
10.2
61-90 days...
5.4
91-120 days...
12.0
121-150 days...
2.4
>150 days...
59.0

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Effective July 23, 2025, the Fund adopted a strategy, under normal market conditions, to invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and to maintain an average duration of half a year or less.

Prior to July 23, 2025, the Fund had a strategy, under normal market conditions, to invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and to maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Class K Shares | BBSOX

Annual Shareholder Report — July 31, 2025

BBSOX-07/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Short Obligations Fund	$24,442	$24,442	$0	$0	$12,000	$11,960	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services includes tax compliance, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, tax distribution and analysis reviews.
3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Short Obligations Fund	$12,000	$11,960

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds
SM
BlackRock Short Obligations Fund

Table of Contents
Page

Schedule of Investments
July 31, 2025
BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 ... USD 5,000 $ 5,003,864
BMW Vehicle Lease Trust, Series 2024-1, Class
A2B, (SOFR 30 day Average at 0.00% Floor +
0.40%), 4.75%, 07/27/26
(a)
............ 43 43,429
BMW Vehicle Owner Trust, Series 2024-A, Class
A2B, (SOFR 30 day Average at 0.00% Floor +
0.34%), 4.69%, 02/25/27
(a)
............ 547 546,601
CarMax Auto Owner Trust, Series 2023-4, Class
A2A, 6.08%, 12/15/26 ............... 67 66,868
Chase Issuance Trust, Series 2022-A1, Class A,
3.97%, 09/15/27 ................... 4,700 4,696,327
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 ...... 1,379 1,382,179
CNH Equipment Trust
Series 2024-B, Class A2A, 5.42%, 10/15/27 . 612 613,625
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.40% Floor + 0.40%), 4.74%,
10/15/27
(a)
..................... 535 534,889
Ford Credit Auto Lease Trust, Series 2024-B,
Class A2A, 5.18%, 02/15/27 ........... 489 489,908
Ford Credit Auto Owner Trust
Series 2024-A, Class A2A, 5.32%, 01/15/27 . 536 536,994
Series 2024-B, Class A2A, 5.40%, 04/15/27 . 970 972,442
Honda Auto Receivables Owner Trust, Series
2024-1, Class A2, 5.36%, 09/15/26 ....... 444 444,694
Hyundai Auto Lease Securitization Trust
(b)
Series 2024-B, Class A2A, 5.51%, 10/15/26 . 1,209 1,210,310
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.45% Floor + 0.45%), 4.79%,
10/15/26
(a)
..................... 586 586,418
Hyundai Auto Receivables Trust, Series 2024-B,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.37%), 4.71%, 06/15/27
(a)
....... 921 921,486
Toyota Auto Receivables Owner Trust, Series
2024-A, Class A2B, (SOFR 30 day Average at
0.00% Floor + 0.35%), 4.69%, 12/15/26
(a)
.. 568 568,471
USAA Auto Owner Trust, Series 2024-A, Class
A2, 5.25%, 03/15/27
(b)
............... 752 752,717
Total Asset-Backed Securities — 1 .7%
(Cost: $ 19,359,126 ) ............................... 19,371,222
Corporate Bonds
Aerospace & Defense — 0.5%
General Dynamics Corp., 3.50%, 04/01/27 ... 1,970 1,949,641
Lockheed Martin Corp., 4.95%, 10/15/25 .... 2,220 2,221,475
RTX Corp., 5.00%, 02/27/26 ............ 1,595 1,597,964
5,769,080
Automobiles — 2.7%
(b)
BMW US Capital LLC
4.65% , 08/13/26 ................... 1,175 1,176,260
(SOFR Index + 0.80%), 5.20% , 08/13/26
(a)
. 2,770 2,777,040
Hyundai Capital America
5.45% , 06/24/26 ................... 2,005 2,019,230
5.25% , 01/08/27 ................... 2,625 2,647,405
4.85% , 03/25/27 ................... 3,030 3,039,486
(1-day SOFR + 1.12%), 5.50% , 06/23/27
(a)
. 2,835 2,846,342
(1-day SOFR at 0.00% Floor + 1.03%),
5.41% , 09/24/27
(a)
................ 2,965 2,968,714
Mercedes-Benz Finance North America LLC
5.38% , 08/01/25 ................... 3,330 3,330,000
4.90% , 01/09/26 ................... 3,150 3,153,141
4.88% , 07/31/26 ................... 2,840 2,851,532
Security
Par (000)
Par (000) Value
Automobiles (continued)
Volkswagen Group of America Finance LLC,
(1-day SOFR + 0.83%), 5.21%, 03/20/26
(a)
.. USD 3,140 $ 3,142,736
29,951,886
Banks — 12.8%
ASB Bank Ltd., 5.35%, 06/15/26
(b)
......... 2,925 2,946,005
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 .................. 3,245 3,250,461
Bank of America Corp., 3.50%, 04/19/26 ..... 6,380 6,336,357
Banque Federative du Credit Mutuel SA
(b)
4.94% , 01/26/26 ................... 4,800 4,807,936
5.09% , 01/23/27 ................... 3,140 3,166,690
BPCE SA
(b)
5.10% , 01/26/26 ................... 3,140 3,147,903
5.20% , 01/18/27 ................... 2,010 2,030,086
Citibank NA
4.93% , 08/06/26 ................... 4,420 4,440,872
(1-day SOFR + 0.71%), 5.11% , 11/19/27
(a)
. 8,450 8,467,144
Commonwealth Bank of Australia
(1-day SOFR at 0.00% Floor + 0.46%),
4.85% , 11/27/26
(a) (b)
............... 2,770 2,775,601
4.42% , 03/14/28 ................... 3,035 3,052,455
Cooperatieve Rabobank UA
(1-day SOFR + 0.59%), 4.98% , 05/27/27
(a)
. 6,210 6,225,259
4.88% , 01/21/28 ................... 5,610 5,701,030
JPMorgan Chase & Co., (1-day SOFR + 0.89%),
1.58%, 04/22/27
(a)
................. 4,000 3,913,931
KeyBank NA, 4.15%, 08/08/25 ........... 2,050 2,049,513
Morgan Stanley Bank NA, (1-day SOFR +
0.69%), 5.05%, 10/15/27
(a)
............ 8,770 8,796,749
National Australia Bank Ltd.
4.75% , 12/10/25 ................... 2,160 2,161,427
(1-day SOFR + 0.55%), 4.91% , 01/29/26
(a) (b)
5,150 5,158,874
(1-day SOFR + 0.50%), 4.89% , 03/06/28
(a) (b)
2,805 2,806,449
National Securities Clearing Corp., 4.35%,
05/20/27
(b)
...................... 5,715 5,727,784
NatWest Markets plc, 4.79%, 03/21/28
(b)
..... 4,220 4,256,479
Nordea Bank Abp
(b)
4.75% , 09/22/25 ................... 6,100 6,100,374
5.00% , 03/19/27 ................... 3,150 3,187,380
(1-day SOFR + 0.70%), 5.08% , 03/17/28
(a)
. 2,210 2,217,150
PNC Bank NA
(a)
(1-day SOFR + 0.50%), 4.87% , 01/15/27 .. 2,765 2,767,001
(1-day SOFR + 0.63%), 4.54% , 05/13/27 .. 4,240 4,234,794
Skandinaviska Enskilda Banken AB, 4.38%,
06/02/28
(b)
...................... 6,205 6,222,488
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ....................... 4,800 4,817,189
Sumitomo Mitsui Trust Bank Ltd., 4.45%,
09/10/27
(b)
...................... 2,770 2,769,975
Truist Bank, (1-day SOFR + 0.59%), 4.67%,
05/20/27
(a)
...................... 4,955 4,954,687
United Overseas Bank Ltd., (SOFR Index +
0.58%), 4.90%, 04/02/28
(a) (b)
........... 3,035 3,051,957
Wells Fargo & Co.
(a)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 2,010 2,020,481
(1-day SOFR + 0.78%), 5.14% , 01/24/28 .. 2,980 2,984,434
Wells Fargo Bank NA, 4.81%, 01/15/26 ..... 3,150 3,154,479
Westpac Banking Corp., (1-day SOFR + 0.50%),
4.89%, 03/06/28
(a) (b)
................ 2,900 2,909,609
142,611,003
Broadline Retail — 0.5%
eBay, Inc., 5.90%, 11/22/25 ............. 5,500 5,515,479

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The), (SOFR
Index + 0.68%), 5.07%, 06/09/28
(a)
....... USD 9,240 $ 9,282,058
Goldman Sachs Bank USA
(a)
(1-day SOFR + 0.77%), 5.15% , 03/18/27 .. 3,150 3,156,372
(1-day SOFR + 0.78%), 5.28% , 03/18/27 .. 3,150 3,161,461
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
..... 1,990 2,019,244
Morgan Stanley, 3.63%, 01/20/27 ......... 9,000 8,912,147
State Street Bank & Trust Co., (1-day SOFR +
0.46%), 4.85%, 11/25/26
(a)
............ 1,135 1,135,742
UBS AG, (1-day SOFR + 0.72%), 4.86%,
01/10/28
(a)
...................... 3,420 3,441,500
31,108,524
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 4.95%, 07/03/27 ... 2,155 2,184,521
Consumer Finance — 4.8%
American Express Co., (1-day SOFR + 0.75%),
5.11%, 04/23/27
(a)
................. 3,050 3,058,278
American Honda Finance Corp.
(a)
(1-day SOFR at 0.00% Floor + 0.60%),
5.00% , 08/14/25 ................. 3,130 3,130,354
(1-day SOFR at 0.00% Floor + 0.50%),
4.87% , 01/12/26 ................. 3,010 3,012,671
(1-day SOFR at 0.00% Floor + 0.55%),
4.95% , 05/21/26 ................. 2,200 2,202,662
(1-day SOFR at 0.00% Floor + 0.65%),
5.03% , 07/15/26 ................. 5,000 5,010,061
(SOFR Index + 0.72%), 5.09% , 10/05/26 .. 2,000 2,003,756
Caterpillar Financial Services Corp.
4.50% , 01/07/27 ................... 2,780 2,791,495
(1-day SOFR + 0.38%), 4.75% , 01/07/27
(a)
. 2,155 2,156,298
Hyundai Capital Services, Inc., 5.25%, 01/22/28
(b)
5,790 5,862,378
John Deere Capital Corp.
4.50% , 01/08/27 ................... 2,780 2,791,814
4.20% , 07/15/27 ................... 1,165 1,165,920
Toyota Motor Credit Corp.
Series B , (1-day SOFR + 0.35%), 4.71% ,
09/17/25
(a) (b)
.................... 8,470 8,471,764
(1-day SOFR + 0.30%), 4.66% , 02/24/26
(a)
. 5,850 5,850,635
(SOFR Index + 0.45%), 4.82% , 04/10/26
(a)
. 2,950 2,952,920
5.20% , 05/15/26 ................... 2,975 2,992,668
53,453,674
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc., 3.90%, 09/09/25 .......... 7,000 6,994,662
Electric Utilities — 1.3%
Florida Power & Light Co., 4.45%, 05/15/26 ... 1,915 1,914,740
NextEra Energy Capital Holdings, Inc.
5.75% , 09/01/25 ................... 2,905 2,906,805
(SOFR Index + 0.76%), 5.12% , 01/29/26
(a)
. 3,130 3,137,278
4.69% , 09/01/27 ................... 1,790 1,798,785
4.85% , 02/04/28 ................... 2,235 2,258,516
Wisconsin Public Service Corp., 5.35%, 11/10/25 2,720 2,722,540
14,738,664
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
4.75% , 03/30/26 ................... 750 751,052
5.05% , 04/05/27 ................... 2,755 2,786,605
3,537,657
Entertainment — 0.5%
TWDC Enterprises 18 Corp., 2.95%, 06/15/27 . 6,040 5,918,265
Security
Par (000)
Par (000) Value
Financial Services — 3.2%
JPMorgan Chase Bank NA, 5.11%, 12/08/26 .. USD 3,030 $ 3,058,449
National Rural Utilities Cooperative Finance
Corp.
(1-day SOFR + 0.58%), 5.00% , 11/22/26
(a)
. 7,550 7,553,938
4.75% , 02/07/28 ................... 1,350 1,361,455
Nationwide Building Society, 1.50%, 10/13/26
(b)
8,900 8,592,952
NTT Finance Corp., 4.57%, 07/16/27
(b)
...... 2,865 2,867,536
PayPal Holdings, Inc.
4.45% , 03/06/28 ................... 1,305 1,311,412
(1-day SOFR + 0.67%), 5.06% , 03/06/28
(a)
. 2,080 2,088,986
Siemens Financieringsmaatschappij NV, 6.13%,
08/17/26
(b)
...................... 8,750 8,910,007
35,744,735
Food Products — 1.3%
(b)
Cargill, Inc., 4.88%, 10/10/25 ............ 5,185 5,185,971
Mars, Inc., 4.45%, 03/01/27 ............ 3,370 3,374,720
Nestle Holdings, Inc., 4.00%, 09/12/25 ...... 6,200 6,194,801
14,755,492
Health Care Equipment & Supplies — 0.6%
Stryker Corp., 4.55%, 02/10/27 .......... 5,935 5,953,299
Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 4.75%, 07/15/26 ... 850 852,685
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., 4.85%, 02/08/27 ......... 3,130 3,149,058
Insurance — 5.6%
(b)
Athene Global Funding
(a)
(SOFR Index at 0.00% Floor + 0.75%),
5.12% , 07/16/26 ................. 3,810 3,815,588
(1-day SOFR at 0.00% Floor + 0.68%),
5.05% , 08/10/26 ................. 3,065 3,065,623
(SOFR Index at 0.00% Floor + 0.95%),
5.34% , 03/06/28 ................. 11,065 11,116,673
MassMutual Global Funding II
4.15% , 08/26/25 ................... 2,238 2,237,386
4.45% , 03/27/28 ................... 5,448 5,472,153
New York Life Global Funding, 3.60%, 08/05/25 6,200 6,199,218
Northwestern Mutual Global Funding, 4.49%,
03/21/28 ....................... 3,940 3,958,754
Pacific Life Global Funding II
(a)
(1-day SOFR + 0.48%), 4.89% , 02/04/27 .. 6,635 6,635,020
(1-day SOFR + 0.60%), 4.96% , 01/27/28 .. 5,000 5,004,733
Principal Life Global Funding II, 4.60%, 08/19/27 2,910 2,915,752
Protective Life Global Funding
(1-day SOFR + 0.50%), 4.86% , 07/22/26
(a)
. 8,460 8,463,931
4.99% , 01/12/27 ................... 3,150 3,172,085
62,056,916
IT Services — 0.7%
Accenture Capital, Inc., 3.90%, 10/04/27 ..... 2,015 2,001,907
International Business Machines Corp., 3.30%,
05/15/26 ....................... 6,070 6,016,369
8,018,276
Machinery — 0.4%
Daimler Truck Finance North America LLC
(b)
5.00% , 01/15/27 ................... 2,260 2,275,978
4.95% , 01/13/28 ................... 1,775 1,789,328
4,065,306
Metals & Mining — 0.2%
Rio Tinto Finance USA plc
4.38% , 03/12/27 ................... 1,040 1,042,911
(SOFR Index + 0.84%), 5.22% , 03/14/28
(a)
. 1,395 1,405,415
2,448,326

Schedule of Investments
(continued)
July 31, 2025
BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.2%
WEC Energy Group, Inc., 5.00%, 09/27/25 ... USD 2,560 $ 2,560,750
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.
(1-day SOFR at 0.00% Floor + 0.49%),
4.89% , 02/20/26
(a)
................ 2,055 2,057,672
4.95% , 02/20/26 ................... 4,495 4,509,144
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/26 ....................... 5,302 5,304,770
11,871,586
Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 4.21%, 09/24/26 3,040 3,039,944
Specialty Retail — 1.0%
Home Depot, Inc. (The)
4.00% , 09/15/25 ................... 1,910 1,908,516
5.15% , 06/25/26 ................... 2,900 2,920,387
Lowe's Cos., Inc.
4.40% , 09/08/25 ................... 4,150 4,148,292
4.80% , 04/01/26 ................... 1,760 1,761,784
10,738,979
Total Corporate Bonds — 42 .0%
(Cost: $ 465,701,047 ) .............................. 467,038,767
Foreign Agency Obligations
Australia — 0.5%
NBN Co. Ltd. , 4.00% , 10/01/27
(b)
.......... 5,925 5,860,591
Canada — 0.2%
CDP Financial, Inc. , 4.50% , 02/13/26
(b)
...... 2,523 2,523,321
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 8,438,760 ) ............................... 8,383,912
Municipal Bonds
New York — 0 .3%
New York City Transitional Finance Authority ,
Series 2025J, Sub-Series J-2 , RB ,
4.51% , 11/01/26 ................... 2,835 2,842,166
Other — 0 .1%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2020-11 , RB , VRDN ( Barclays Bank plc LOC ) ,
4.65% , 08/07/25
(b) (c) (d)
................ 1,120 1,120,000
Total Municipal Bonds — 0 .4%
(Cost: $ 3,955,000 ) ............................... 3,962,166
U.S. Treasury Obligations
U.S. Treasury Notes
5.00% , 08/31/25 - 09/30/25 ............ 6,020 6,023,764
4.88% , 11/30/25 ................... 3,080 3,084,331
1.63% , 02/15/26 ................... 2,580 2,543,558
3.75% , 08/31/26 ................... 5,815 5,789,332
3.50% , 09/30/26 ................... 2,930 2,908,712
4.13% , 10/31/26 ................... 13,355 13,353,957
Total U.S. Treasury Obligations — 3 .0%
(Cost: $ 33,667,842 ) ............................... 33,703,654
Total Long-Term Investments — 47.8%
(Cost: $ 531,121,775 ) .............................. 532,459,721
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Certificates of Deposit — 17.5%
Domestic — 1.1%
(a)
Bank of America Corp. , (1-day SOFR + 0.28%),
4.67% , 04/02/26 ................... USD 6,060 $ 6,060,045
Citibank NA , (1-day SOFR at 0.00% Floor +
0.34%), 4.70% , 09/19/25 .............. 6,000 6,001,871
12,061,916
Yankee — 16.4%
(e)
Banco Santander SA, New York ,
4.44% , 05/26/26 ................... 7,020 7,017,607
Bank of Montreal, Chicago , (1-day SOFR +
0.40%), 4.72% , 11/17/25
(a)
............. 5,610 5,613,789
Bank of Nova Scotia (The), Houston , (1-
day SOFR at 0.00% Floor + 0.27%),
4.59% , 03/18/26
(a)
.................. 4,170 4,171,442
BNP Paribas SA, New York , (1-day SOFR +
0.25%), 4.57% , 11/20/25
(a)
............. 11,840 11,842,856
Canadian Imperial Bank of Commerce, New York
(1-day SOFR + 0.35%), 4.67% , 09/23/25
(a)
.. 7,500 7,502,956
4.50% , 10/09/25 ................... 5,900 5,899,371
(1-day SOFR at 0.00% Floor + 0.31%),
4.63% , 02/06/26
(a)
................ 3,000 3,001,960
(1-day SOFR at 0.00% Floor + 0.30%),
4.62% , 02/09/26
(a)
................ 7,090 7,094,207
Cooperatieve Rabobank UA, New York , (1-day
SOFR + 0.26%), 4.58% , 04/08/26
(a)
...... 2,750 2,749,976
Credit Agricole Corporate & Investment Bank SA,
New York
4.40% , 10/07/25 ................... 3,000 2,999,331
4.39% , 07/31/26 ................... 9,420 9,420,000
Credit Industriel et Commercial, New York ,
4.44% , 05/12/26 ................... 6,000 5,997,820
Deutsche Bank AG, New York , 4.40% , 07/17/26 8,730 8,722,814
Korea Development Bank (The), New York ,
4.40% , 03/02/26 ................... 5,750 5,750,000
Lloyds Bank Corporate Markets plc, New York ,
4.41% , 05/15/26 ................... 6,090 6,086,593
Mitsubishi UFJ Trust & Banking Corp., New York ,
(1-day SOFR + 0.22%), 4.54% , 09/25/25
(a)
.. 5,610 5,610,854
Mizuho Bank Ltd., New York
(1-day SOFR + 0.30%), 4.66% , 11/12/25
(a)
.. 5,000 5,001,986
4.61% , 01/14/26 ................... 6,500 6,500,485
(1-day SOFR + 0.34%), 4.70% , 02/18/26
(a)
.. 8,750 8,754,429
MUFG Bank Ltd., New York
(a)
(1-day SOFR + 0.25%), 4.61% , 11/26/25 ... 6,000 6,001,002
(1-day SOFR + 0.25%), 4.61% , 12/03/25 ... 3,900 3,900,620
Natixis SA, New York
4.44% , 11/04/25 ................... 5,600 5,599,595
4.43% , 05/13/26 ................... 4,460 4,457,858
Royal Bank of Canada, New York ,
4.50% , 10/07/25 ................... 8,840 8,839,123
Standard Chartered Bank, New York ,
4.50% , 09/08/25 ................... 5,000 4,999,704
Svenska Handelsbanken AB, New York
(a)
(1-day SOFR at 0.00% Floor + 0.21%),
4.57% , 12/12/25 ................. 7,190 7,190,925
(1-day SOFR + 0.40%), 4.76% , 04/22/26 ... 3,500 3,503,163
Toronto-Dominion Bank, New York
(a)
(1-day SOFR + 0.30%), 4.66% , 03/20/26 ... 4,710 4,711,203
(1-day SOFR + 0.35%), 4.71% , 06/04/26 ... 8,720 8,724,742

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Yankee (continued)
UBS AG, Stamford , (1-day SOFR + 0.35%),
4.77% , 11/03/25
(a)
.................. USD 5,000 $ 5,002,819
182,669,230
Total Certificates of Deposit — 17 .5%
(Cost: $ 194,710,000 ) .............................. 194,731,146
Commercial Paper — 24.8%
AbbVie, Inc. , 4.72% , 09/16/25
(b) (f)
.......... 6,500 6,461,074
Alimentation Couche-Tard, Inc.
(b)(f)
4.65% , 08/04/25 ................... 4,820 4,817,530
4.57% , 08/14/25 ................... 5,650 5,639,802
4.61% , 08/29/25 ................... 2,620 2,610,183
Ameren Corp. , 4.59% , 08/05/25
(f)
.......... 3,750 3,747,665
American Honda Finance Corp. , 4.67% ,
08/25/25
(f)
........................ 3,780 3,767,981
ANZ New Zealand International Ltd. , 4.41% ,
02/17/26
(b) (f)
....................... 2,190 2,137,283
Atlantic Asset Securitization LLC , 4.49% ,
10/30/25
(b) (f)
....................... 3,500 3,461,078
Australia & New Zealand Banking Group Ltd.
(1-day SOFR + 0.28%), 4.60% , 05/11/26
(a) (b)
. 6,660 6,659,501
Barton Capital SA (1-day SOFR + 0.25%),
4.57% , 08/29/25
(a) (b)
................. 3,500 3,500,318
Brookfield Renewable Partners LP , 4.74% ,
08/05/25
(b) (f)
....................... 4,655 4,652,062
Chevron Corp. , 4.30% , 01/27/26
(b) (f)
......... 2,720 2,661,928
Citigroup Global Markets, Inc. , 4.41% ,
02/10/26
(b) (f)
....................... 2,260 2,207,125
Credit Agricole Corporate & Investment Bank ,
4.40% , 02/20/26
(f)
.................. 3,010 2,936,381
Danske Bank A/S
(b)(f)
4.41% , 11/05/25 ................... 6,380 6,304,574
4.54% , 01/15/26 ................... 7,000 6,857,443
4.42% , 05/15/26 ................... 8,120 7,841,007
Evergy Kansas Central, Inc. , 4.47% , 08/01/25
(b) (f)
3,500 3,499,559
Fidelity National Information Services, Inc. ,
4.62% , 08/12/25
(b) (f)
................. 2,750 2,745,815
Fiserv, Inc. , 4.56% , 08/06/25
(b) (f)
........... 10,830 10,821,756
Glencore Funding LLC , 4.65% , 09/03/25
(b) (f)
... 12,940 12,883,994
Hqla Funding LLC , 4.37% , 08/01/25
(b) (f)
...... 9,250 9,248,872
HSBC Bank plc (1-day SOFR + 0.30%), 4.66% ,
02/24/26
(a) (b)
...................... 2,000 2,000,338
HSBC USA, Inc.
(b)(f)
4.84% , 02/03/26 ................... 7,800 7,619,548
4.61% , 05/19/26 ................... 9,730 9,384,208
ING US Funding LLC , 4.50% , 10/07/25
(b) (f)
.... 5,000 4,958,564
Intrepid Funding Co. LLC , 4.47% , 04/30/26
(b) (f)
. 6,780 6,558,531
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Macquarie Bank Ltd.
(b)
(1-day SOFR + 0.25%), 4.61% , 11/20/25
(a)
.. USD 6,220 $ 6,221,447
4.50% , 12/09/25
(f)
.................. 2,860 2,813,983
4.62% , 01/13/26
(f)
.................. 3,110 3,047,121
Mondelez International, Inc. , 4.60% , 08/11/25
(b) (f)
6,390 6,381,145
National Bank of Canada
(b)
4.51% , 01/16/26
(f)
.................. 9,330 9,140,188
(1-day SOFR + 0.29%), 4.61% , 03/20/26
(a)
.. 2,960 2,960,138
(1-day SOFR + 0.30%), 4.62% , 04/06/26
(a)
.. 6,000 6,000,338
Norfina Ltd. , 4.42% , 09/08/25
(b) (f)
........... 2,800 2,786,808
Northrop Grumman Corp. , 4.66% , 08/21/25
(b) (f)
. 2,940 2,932,141
Nutrien Ltd. , 4.61% , 08/12/25
(b) (f)
........... 9,580 9,565,294
Paradelle Funding LLC , 4.14% , 09/24/25
(b) (f)
... 6,770 6,724,663
PPG Industries, Inc. , 4.63% , 08/14/25
(f)
...... 2,250 2,246,000
Pure Grove Funding
(b)(f)
4.50% , 11/18/25 ................... 6,500 6,412,479
4.42% , 02/25/26 ................... 6,400 6,238,216
Salisbury Receivables Co. LLC
(b)(f)
4.50% , 08/01/25 ................... 11,380 11,378,628
4.47% , 09/22/25 ................... 3,530 3,507,213
4.52% , 11/03/25 ................... 7,790 7,699,618
Societe Generale SA , 4.46% , 10/07/25
(b) (f)
.... 5,000 4,958,127
Standard Chartered Bank , 4.44% , 05/21/26
(b) (f)
. 9,370 9,041,207
Swedbank AB (1-day SOFR + 0.34%), 4.70% ,
10/01/25
(a) (b)
...................... 5,800 5,801,701
Waste Management, Inc. , 4.61% , 08/05/25
(b) (f)
.. 4,000 3,997,475
Westpac Banking Corp. (1-day SOFR + 0.22%),
4.54% , 12/18/25
(a) (b)
................. 3,290 3,290,512
Westpac Securities NZ Ltd. , 4.43% , 10/30/25
(b) (f)
6,500 6,428,040
Total Commercial Paper — 24 .8%
(Cost: $ 275,596,042 ) .............................. 275,556,602
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(g) (h)
................... 372,041 372,041
Total Money Market Funds — 0.0%
(Cost: $ 372,041 ) ................................. 372,041
Total Repurchase Agreements — 10 .2%
(Cost: $ 113,720,000 ) .............................. 113,720,000
Total Short-Term Securities — 52.5%
(Cost: $ 584,398,083 ) .............................. 584,379,789
Total Investments — 100 .3%
(Cost: $ 1,115,519,858 ) ............................ 1,116,839,510
Liabilities in Excess of Other Assets — (0.3) % ............. (3,705,097)
Net Assets — 100.0% ...............................
$ 1,113,134,413
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
July 31, 2025
BlackRock Short Obligations Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ — $ 372,041
(a)
$ — $ — $ — $ 372,041 372,041 $ 21,213 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Short Obligations Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .62%
(a)
07/31/25 09/05/25 $ 12,250 $ 12,250,000 $ 12,306,595
Corporate/Debt
Obligations, 0.50% to
6.69%, due 01/07/30 to
05/25/70 ......... $ 38,244,969 $ 13,107,501
4 .83
(a)
07/31/25 11/04/25 4,000 4,000,000 4,051,520
Corporate/Debt
Obligation, 5.13%, due
06/04/81 ......... 5,648,000 4,400,595
– –
$ 16,250,000 $ 17,508,096
– –
BNP Paribas SA .... 4 .69
(a)
07/31/25 11/04/25 8,250 8,250,000 8,353,180
Corporate/Debt
Obligations, 3.95% to
11.00%, due 10/15/27
to 03/31/31 ....... 9,567,149 9,479,742
– –
Citigroup Global Markets,
Inc. ........... 4 .63
(a)
07/31/25 10/02/25 13,000 13,000,000 13,105,332
Corporate/Debt
Obligation, 6.39%, due
08/19/41 ......... 14,195,564 13,910,000
4 .65
(a)
07/31/25 11/01/25 6,000 6,000,000 6,072,075
Corporate/Debt
Obligations, 5.26% to
6.28%, due 03/16/37 to
04/15/42 ......... 6,719,000 6,420,339
– –
$ 19,000,000 $ 20,330,339
– –
Deutsche Bank
Securities, Inc. ... 4 .78
(a)
07/31/25 10/05/25 3,500 3,500,000 3,530,672
Corporate/Debt
Obligations, 3.88% to
7.25%, due 01/15/26 to
02/15/62 ......... 4,508,000 4,125,085
– –
Goldman Sachs & Co.
LLC ........... 4 .84
(a)
07/31/25 03/04/26 20,000 20,000,000 20,580,800
Corporate/Debt
Obligations, 0.00% to
8.88%, due 10/30/25 to
06/25/65 ......... 698,473,334 21,978,318
– –
JP Morgan Securities
LLC ........... 4 .58
(a)
07/31/25 08/08/25 6,220 6,220,000 6,226,331
Corporate/Debt
Obligation, 2.50%, due
03/01/26 ......... 6,823,000 6,967,147
– –
Mizuho Securities USA
LLC ........... 4 .78
(a)
07/31/25 09/05/25 3,500 3,500,000 3,516,730
Corporate/Debt
Obligations, 2.29% to
6.02%, due 10/26/37 to
12/20/50 ......... 3,733,287 3,745,000
4 .88
(a)
07/31/25 10/31/25 19,000 19,000,000 19,236,951
Corporate/Debt
Obligation, 2.31%, due
11/20/51 ......... 21,109,158 20,330,001
– –
$ 22,500,000 $ 24,075,001
– –
Santander US Capital
Markets LLC ..... 4 .77
(b)
07/31/25 08/01/25 5,500 5,500,000 5,500,729
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
6.25%, due 03/19/26 to
08/20/64 ......... 9,170,560 5,864,436
– –
Wells Fargo Securities
LLC ........... 4 .74
(a)
07/31/25 11/09/25 12,500 12,500,000 12,666,229
Corporate/Debt
Obligations, 0.00% to
3.20%, due 08/07/25 to
09/16/40 ......... 15,470,188 13,125,000
– –
$ 113,720,000 $ 123,453,164
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(continued)
July 31, 2025
BlackRock Short Obligations Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 19,371,222 $ — $ 19,371,222
Corporate Bonds ........................................ — 467,038,767 — 467,038,767
Foreign Agency Obligations ................................. — 8,383,912 — 8,383,912
Municipal Bonds ......................................... — 3,962,166 — 3,962,166
U.S. Treasury Obligations ................................... — 33,703,654 — 33,703,654
Short-Term Securities
Certificates of Deposit ..................................... — 194,731,146 — 194,731,146
Commercial Paper ....................................... — 275,556,602 — 275,556,602
Money Market Funds ...................................... 372,041 — — 372,041
Repurchase Agreements ................................... — 113,720,000 — 113,720,000
$ 372,041 $ 1,116,467,469 $ — $ 1,116,839,510

Statement of Assets and Liabilities

July 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Short
Obligations
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,002,747,469
Investments, at value — affiliated
(b)
.......................................................................................... 372,041
Cash ............................................................................................................. 15,061
Repurchase agreements, at value
(c)
......................................................................................... 113,720,000
Receivables: –
Capital shares sold ................................................................................................... 10,597,088
Dividends — affiliated ................................................................................................. 5,028
Interest — unaffiliated ................................................................................................. 6,775,851
From the Manager ................................................................................................... 427
Prepaid e xpenses ..................................................................................................... 57,337
Total a ssets .........................................................................................................
1,134,290,302
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 16,965,656
Administration fees ................................................................................................... 50,195
Capital shares redeemed ............................................................................................... 3,453,816
Income dividend distributions ............................................................................................ 2,747
Interest expense .................................................................................................... 230
Investment advisory fees .............................................................................................. 115,405
Trustees' and Officer's fees ............................................................................................. 758
Other affiliate fees ................................................................................................... 4,312
Professional fees .................................................................................................... 36,924
Service fees ....................................................................................................... 91,996
Other accrued expenses ............................................................................................... 433,850
Total li abilities ........................................................................................................
21,155,889
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,113,134,413
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,123,626,496
Accumulated loss ..................................................................................................... (10,492,083)
NET ASSETS ........................................................................................................
$ 1,113,134,413
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,001,427,817
(b)
  Investments, at cost — affiliated ................................................................................... $ 372,041
(c)
  Repurchase agreements, at cost .................................................................................. $ 113,720,000

Statement of Assets and Liabilities
(continued)
July 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 686,353,642
Shares outstanding ...................................................................................................
68,113,398
Net asset value .....................................................................................................
$ 10.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 408,842,331
Shares outstanding ...................................................................................................
40,566,755
Net asset value .....................................................................................................
$ 10.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 17,938,440
Shares outstanding ...................................................................................................
1,779,280
Net asset value .....................................................................................................
$ 10.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended July 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Short
Obligations
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 21,213
Interest — unaffiliated ................................................................................................. 56,390,546
Total investment income .................................................................................................
56,411,759
EXPENSES
Investment advisory .................................................................................................. 2,887,141
Service — class specific ............................................................................................... 1,188,030
Transfer agent — class specific .......................................................................................... 630,460
Administration ..................................................................................................... 472,991
Administration — class specific .......................................................................................... 232,262
Professional ....................................................................................................... 106,443
Registration ....................................................................................................... 80,918
Printing and postage ................................................................................................. 44,535
Accounting services .................................................................................................. 35,768
Custodian ......................................................................................................... 21,171
Trustees and Officer .................................................................................................. 9,340
Miscellaneous ...................................................................................................... 35,798
Total expenses excluding interest expense .....................................................................................
5,744,857
Interest expense .................................................................................................... 11,568
Total expenses .......................................................................................................
5,756,425
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (61,313)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,364,117)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (3,226)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,327,769
Net investment income ..................................................................................................
52,083,990
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,610,779
Net realized gain from investments ........................................................................................ 298,672
Net change in unrealized appreciation on investments ........................................................................... 1,312,107
Net realized and unrealized gain ...........................................................................................
1,610,779
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 53,694,769

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Short Obligations Fund
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 52,083,990  $ 59,495,912
Net realized gain (loss) .............................................................................. 298,672  (3,088,547)
Net change in unrealized appreciation (depreciation) .......................................................... 1,312,107  10,957,551
Net increase in net assets resulting from operations ............................................................. 53,694,769  67,364,916
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (30,609,861) (32,968,051)
Investor A ...................................................................................... (20,740,292) (25,448,746)
Class K ....................................................................................... (732,959) (1,072,242)
Decrease in net assets resulting from distributions to shareholders ................................................... (52,083,112) (59,489,039)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (21,741,326) (210,284,191)
NET ASSETS
Total decrease in net assets ............................................................................ (20,129,669) (202,408,314)
Beginning of year .................................................................................... 1,133,264,082  1,335,672,396
End of year ........................................................................................
$ 1,113,134,413  $ 1,133,264,082
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Short Obligations Fund
Institutional
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..............................
$ 10.07  $ 10.00  $ 9.95  $ 10.05  $ 10.07
Net investment income
(a)
....................................
0 .46  0 .50  0 .32  0 .04  0 .04
Net realized and unrealized gain (loss) ...........................
0 .01  0 .07  0 .07  ( 0 .09 ) ( 0 .02 )
Net increase (decrease) from investment operations ................... 0.47  0.57  0.39  (0.05) 0.02
Distributions from net investment income
(b)
....................... (0.46) (0.50) (0.34) (0.05) (0.04)
Net asset value, end of year .................................. $ 10.08  $ 10.07  $ 10.00  $ 9.95  $ 10.05
Total Return
(c)
Based on net asset value ..................................... 4.77% 5.80% 3.96% (0.51)% 0.20%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.40% 0.39% 0.38% 0.36% 0.36%
Total expenses after fees waived and/or reimbursed ...................
0.29% 0.27% 0.28% 0.26% 0.26%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.28% 0.27% 0.28% 0.26% 0.26%
Net investment income ......................................
4.57% 4.96% 3.22% 0.45% 0.39%
Supplemental Data
Net assets, end of year (000) ................................... $ 686,354  $ 620,183  $ 700,104  $ 1,382,186  $ 2,037,769
Portfolio turnover rate ........................................ 59% 34% 18% 36% 67%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Short Obligations Fund
Investor A
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..............................
$ 10.06  $ 9.99  $ 9.94  $ 10.05  $ 10.06
Net investment income
(a)
....................................
0 .44  0 .47  0 .30  0 .02  0 .02
Net realized and unrealized gain (loss) ...........................
0 .02  0 .07  0 .07  ( 0 .11 ) ( 0 .01 )
Net increase (decrease) from investment operations ................... 0.46  0.54  0.37  (0.09) 0.01
Distributions from net investment income
(b)
....................... (0.44) (0.47) (0.32) (0.02) (0.02)
Net asset value, end of year .................................. $ 10.08  $ 10.06  $ 9.99  $ 9.94  $ 10.05
Total Return
(c)
Based on net asset value ..................................... 4.65% 5.56% 3.73% (0.85)% 0.06%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.63% 0.63% 0.62% 0.61% 0.61%
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.50% 0.50% 0.50% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
4.36% 4.73% 3.03% 0.19% 0.16%
Supplemental Data
Net assets, end of year (000) ................................... $ 408,842  $ 495,953  $ 605,942  $ 1,029,382  $ 2,008,368
Portfolio turnover rate ........................................ 59% 34% 18% 36% 67%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Short Obligations Fund
Class K
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ..............................
$ 10.08  $ 10.01  $ 9.96  $ 10.07  $ 10.08
Net investment income
(a)
....................................
0 .47  0 .50  0 .33  0 .04  0 .04
Net realized and unrealized gain (loss) ...........................
0 .00
(b)
0 .07  0 .07  ( 0 .10 ) ( 0 .00 )
(c)
Net increase (decrease) from investment operations ................... 0.47  0.57  0.40  (0.06) 0.04
Distributions from net investment income
(d)
....................... (0.47) (0.50) (0.35) (0.05) (0.05)
Net asset value, end of year .................................. $ 10.08  $ 10.08  $ 10.01  $ 9.96  $ 10.07
Total Return
(e)
Based on net asset value ..................................... 4.76% 5.88% 4.04% (0.55)% 0.36%
Ratios to Average Net Assets
(f)
Total expen ses ............................................
0.34% 0.35% 0.33% 0.32% 0.31%
Total expenses after fees waived and/or reimbursed ...................
0.20% 0.20% 0.20% 0.20% 0.20%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ......................................
4.66% 5.02% 3.27% 0.39% 0.41%
Supplemental Data
Net assets, end of year (000) ................................... $ 17,938  $ 17,128  $ 29,627  $ 54,203  $ 537,512
Portfolio turnover rate ........................................ 59% 34% 18% 36% 67%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Amount is greater than $(0.005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors, LLC (the
“Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Multi-Asset Complex.
Effective July 23, 2025, the Fund adopted a strategy, under normal market conditions, to invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and to maintain an average duration of half a year or less.
Prior to July 23, 2025, the Fund had a strategy, under normal market conditions, to invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and to maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Class K Shares ............................................. No No None

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2025, the class specific service fees borne directly by Investor A Shares of the Fund were $1,188,030.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.25%
$1 billion - $3 billion ..................................................................................................... 0.24
$3 billion - $5 billion ..................................................................................................... 0.23
$5 billion - $10 billion .................................................................................................... 0.22
Greater than $10 billion ................................................................................................... 0.21
Share Class Service Fees
Investor A .............................................................................................................. 0.25%

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended July 31, 2025 , affiliates received CDSCs of $ 75 for Investor A Shares.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2025, the amount waived was $283.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the year ended July 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $1,363,834 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Class K Total
Administration fees - class specific ....................................................... $ 134,071 $ 95,043 $ 3,148 $ 232,262
Institutional Investor A Total
Reimbursed Amount .............................................................................. $ 591 $ 8,014 $ 8,605
Institutional Investor A Class K Total
Transfer agent fees - class specific ....................................................... $ 427,304 $ 202,428 $ 728 $ 630,460
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0.35% 0.30%
Investor A ................................................................................................. 0.60 0.50
Class K .................................................................................................. 0.30 0.20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through June 30, 2026, unless approved by the Board, including a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in fees waived and/or reimbursed by the Manager, administration fees waived by the
Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager—class specific, respectively, in the Statement of Operations. For the year ended
July 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending:  Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
During the year ended July 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 338 $ —
Investor A ..................................................................................... 57,827 2,498
Class K ...................................................................................... 3,148 728
$ 61,313 $ 3,226
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Short Obligations Fund .......................................... $ 21,992,479 $ 6,220,000 $ 368,848,643 $ 313,907,916
Fund Name
Year Ended
07/31/25
Year Ended
07/31/24
BlackRock Short Obligations Fund
Ordinary income ...................................................................................... $ 52,083,112 $ 59,489,039
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
BlackRock Short Obligations Fund ............................................. $ 115,862 $ (11,927,597) $ 1,319,652 $ (10,492,083)
Fund Name Amount Utilized
BlackRock Short Obligations Fund ......................................................................................... $ 298,672

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 1,115,519,858 $ 1,574,609 $ (254,957) $ 1,319,652

Notes to Financial Statements
(continued)

Notes to Financial Statements
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Short Obligations Fund
Institutional
Shares sold .............................................
51,859,790 $ 522,617,996 36,753,901 $ 368,803,781
Shares issued in reinvestment of distributions ........................
3,033,958 30,580,187 3,281,907 32,938,211
Shares redeemed .........................................
(48,397,177) (487,715,926) (48,436,928) (485,868,813)
6,496,571 $ 65,482,257 (8,401,120) $ (84,126,821)
Investor A
Shares sold .............................................
13,753,123 $ 138,492,990 12,761,179 $ 127,989,306
Shares issued in reinvestment of distributions ........................
2,056,243 20,711,452 2,531,841 25,393,681
Shares redeemed .........................................
(24,549,229) (247,226,910) (26,626,421) (266,901,109)
(8,739,863) $ (88,022,468) (11,333,401) $ (113,518,122)
Class K
Shares sold .............................................
636,053 $ 6,414,089 215,131 $ 2,159,161
Shares issued in reinvestment of distributions ........................
68,486 691,087 74,494 748,430
Shares redeemed .........................................
(625,007) (6,306,291) (1,549,227) (15,546,839)
79,532 $ 798,885 (1,259,602) $ (12,639,248)
(2,163,760) $ (21,741,326) (20,994,123) $ (210,284,191)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Short Obligations Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Short Obligations Fund (one of the funds constituting BlackRock Funds, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended  July 31, 2025 :
Fund Name Federal Obligation Interest
BlackRock Short Obligations Fund ....................................................................................... $ 1,441,641
Fund Name Interest Dividends
BlackRock Short Obligations Fund ....................................................................................... $ 52,083,990
Fund Name
Interest-Related
Dividends
BlackRock Short Obligations Fund ....................................................................................... $ 37,572,381

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2025
BlackRock Annual Financial Statements and Additional Information

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April
Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Short Obligations Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the
Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
In addition to reviewing the Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one- and three-year periods reported, the Fund ranked in the fourth and third quartiles, respectively, against its Performance Peers.
The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock has voluntarily agreed to a cap to further limit the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-
by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock FundsSM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: September 23, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 23, 2025